Note 5 - Loans and Related Allowance for Loan and Lease Losses - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Recorded investment, with no related allowance	$ 7,344	$ 3,380
Unpaid principal balance, with no related allowance	8,199	4,061
Recorded investment, with related allowance	5,726	10,695
Unpaid principal balance, with related allowance	5,787	11,406
Related allowance	660	1,354
Recorded investment	13,070	14,075
Unpaid principal balance	13,986	15,467
Commercial Loans [Member]
Recorded investment, with related allowance	4,942
Unpaid principal balance, with related allowance	4,952
Related allowance	627
Commercial And Industrial [Member]
Recorded investment, with no related allowance	747	207
Unpaid principal balance, with no related allowance	1,524	413
Recorded investment, with related allowance	135	2,363
Unpaid principal balance, with related allowance	135	3,013
Related allowance	3	667
Recorded investment	882	2,570
Unpaid principal balance	1,659	3,426
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with no related allowance	979	1,306
Unpaid principal balance, with no related allowance	1,057	1,462
Recorded investment, with related allowance		664
Unpaid principal balance, with related allowance		715
Related allowance	30	43
Recorded investment	1,628	1,970
Unpaid principal balance	1,757	2,177
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Recorded investment, with no related allowance	5,617	1,867
Unpaid principal balance, with no related allowance	5,617	2,186
Recorded investment, with related allowance		7,666
Unpaid principal balance, with related allowance		7,676
Related allowance	627	643
Recorded investment	10,559	9,533
Unpaid principal balance	10,569	9,862
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	1
Unpaid principal balance, with no related allowance	1
Recorded investment, with related allowance		2
Unpaid principal balance, with related allowance		2
Related allowance		1
Recorded investment	1	2
Unpaid principal balance	1	$ 2
Real Estate Construction Porfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with related allowance	649
Unpaid principal balance, with related allowance	700
Related allowance	$ 30